HSBC Global Asset Management (USA) Inc.

December 1, 2009

HSBC Investor Funds

Prospectus

MONEY MARKET FUNDS - CLASS E SHARES

HSBC Investor California Tax-Free Money Market Fund
HSBC Investor Prime Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund
HSBC Investor Tax-Free Money Market Fund
HSBC Investor U.S. Government Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor Funds	Table of Contents

	Risk/Return Summary and Fund Expenses

	3	Ticker Symbols
Carefully review this	4	Overview
important section, which	5	HSBC Investor California Tax-Free Money Market Fund
summarizes each Fund’s	11	HSBC Investor New York Tax-Free Money Market Fund
investments, risks, past	17	HSBC Investor Prime Money Market Fund
performance and fees.	23	HSBC Investor Tax-Free Money Market Fund
	29	HSBC Investor U.S. Government Money Market Fund
	35	HSBC Investor U.S. Treasury Money Market Fund

	More About Risks and Investment Strategies

Review this section for more information on investment strategies and risks.	40	General Risk Factors: All Money Market Funds
	41	Specific Risk Factors
	42	More Information About Fund Investments
	42	Portfolio Holdings

	Fund Management

Review this section for details on the people and organizations who provide services to the Funds.	43	The Investment Adviser
	43	The Distributor, Administrator and Sub-Administrator

	Shareholder Information

Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges and payments of dividends and distributions.	44	Pricing of Fund Shares
	45	Purchasing and Adding to Your Shares
	49	Selling Your Shares
	52	Distribution Arrangements
	53	Exchanging Your Shares
	54	Delivery of Shareholder Documents
	55	Dividends, Distributions and Taxes

HSBC Investor Funds Ticker Symbols

Fund Name	Class	Ticker	CUSIP

HSBC Investor California Tax-Free Money Market Fund	Class E	HCEXX	44330V100

HSBC Investor New York Tax-Free Money Market Fund	Class E	RYEXX	44330V209

HSBC Investor Prime Money Market Fund	Class E	HMEXX	44330V308

HSBC Investor Tax-Free Money Market Fund	Class E	HBEXX	44330V407

HSBC Investor U.S. Government Money Market Fund	Class E	HGEXX	44330V506

HSBC Investor U.S. Treasury Money Market Fund	Class E	HTEXX	44330V605

HSBC Investor Funds Risk/Return Summary and Fund Expenses

Overview

The Funds

HSBC Investor Funds is a mutual fund family that offers a variety of separate investment portfolios, each with individual investment objectives and strategies. This prospectus provides you important information about the Money Market Funds (the “Funds”). HSBC Global Asset Management (USA) Inc. (the “Adviser”), is the investment adviser for the Funds.

Each Fund offers various classes of shares that are designed to meet the needs of different groups of investors. Each Fund offers Class E Shares through this prospectus. The Funds’ Statement of Additional Information (“SAI”) contains a more detailed discussion of the Class E Shares. Please read this prospectus and keep it for future reference.

The investment objective and strategies of each Fund (except the primary investment policy and certain other policies of the HSBC Investor California Tax-Free Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund and HSBC Investor Tax-Free Money Market Fund) are non-fundamental and may be changed without shareholder approval. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Who may want to invest?	Consider investing in a Fund if you are:

	•	Seeking preservation of capital

	•	Investing for short-term needs

	•	Have a low risk tolerance

	•	Willing to accept lower potential returns in exchange for a high degree of safety

	•	Seeking tax-free income (California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Tax-Free Money Market Fund only)

A Fund will not be appropriate for anyone:

	•	Seeking high total returns

	•	Pursuing a long-term goal or investing for retirement

	•	Investing through a tax advantaged retirement plan (California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Tax-Free Money Market Fund only)

	•	Who does not live in California (California Tax-Free Money Market Fund only)

	•	Who does not live in New York (New York Tax-Free Money Market Fund only)

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

HSBC Investor California Tax-Free Money Market Fund

Investment Objective

The investment objective of the HSBC Investor California Tax-Free Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal income taxes and California personal income taxes. Such investments include obligations of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions.

The Fund invests primarily in high-quality commercial paper (including variable amount master demand notes and asset-backed commercial paper) municipal bonds, and municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund may invest up to 20% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent or higher by a nationally recognized statistical ratings organization, or of comparable quality).

The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal and California State personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax. The Fund may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks) only if such securities are of comparable quality and credit risk with the municipal obligations described above.

Principal Investment Risks

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Variable Rate Securities Risk: Variable (and floating) rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Variable (and floating) rate instruments are subject to the same risks as fixed income investments,

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

State-Specific Risk: A fund investing primarily within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state as well as risks associated with any natural disaster and/or acts of terrorism that might impact the state of California. Historically, California and other issuers of California municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of California’s economy depends on business, financial services, entertainment and high-tech industries, any change in market conditions that adversely affects these industries could affect the ability of California and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

Performance Bar Chart and Table

The bar chart on this page shows the HSBC Investor California Tax-Free Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Year-by-Year
Total Returns
as of 12/31
for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.11%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best Quarter:	3Q	2007	+0.87%
Worst Quarter:	3Q	2003	+0.15%

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper California Tax-Exempt Money Market Funds Average. The Lipper Average is an average of funds that invest in California municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2008)

	1 Year	5 Years	Since July 18, 2002*

Class Y	1.74%	2.24%	1.94%

Lipper California Tax-Exempt Money Market Funds Average	1.63%	2.00%	1.68%**

As of December 31, 2008, the 7-day yield of the Fund’s Class Y Shares was 0.70%. As of December 31, 2008, the 7-day taxable-equivalent yield of the Fund’s Class Y Shares was 1.19%. For current yield information on the Fund, call 1-800-782-8183.

*	Since July 18, 2002, the date the Fund’s Class Y Shares commenced operations.

**	Since June 30, 2002.

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor California Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees (fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fee	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.15%
Total other expenses	0.20%

Total Fund operating expenses	0.30%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

Expense Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$31	$97	$169	$381

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

HSBC Investor New York Tax-Free Money Market Fund

Investment Objective

The investment objective of the HSBC Investor New York Tax-Free Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from federal, New York State, and New York City personal income tax. These instruments have maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund invests primarily in municipal bonds, municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) and high quality commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions.

The Fund may invest more than 25% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent, or higher by a nationally recognized statistical ratings organization, or of comparable quality).

The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal, New York State and New York City personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax. The Fund may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks) only if such securities are of comparable quality and credit risk with the municipal obligations described above.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund. The Fund may also have a greater percentage of its assets invested in particular industries than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks particular to a single company or the securities of a single company.

Principal Investment Risks

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Concentration Risk: Because the Fund will concentrate its investments in New York obligations and may invest a significant portion of its assets in

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

the securities of a single issuer or sector, the Fund’s assets could lose significant value due to the poor performance of a single issuer or sector.

State-Specific Risk: A fund investing primarily within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state as well as risks associated with any natural disaster or acts of terrorism that might impact the state of New York. Historically, New York State and other issuers of New York municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of New York State’s economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

Non-Diversified Risk: A fund that is classified as non-diversified has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers. This makes that fund’s performance more susceptible to a single economic, political or regulatory event than a diversified fund might be.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor New York Tax-Free Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31 for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.19%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best Quarter:	4Q	2000	+0.99%
Worst Quarter:	3Q	2003	+0.16%

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper New York Tax-Exempt Money Market Funds Average. The Lipper Average is an average of funds that invest in New York municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since July 1, 1996*

Class Y	2.01%	2.31%	2.25%	2.43%

Lipper NY Tax-Exempt Money Market Funds Average	1.69%	2.02%	1.95%	2.29%**

As of December 31, 2008, the 7-day yield of the Fund’s Class Y Shares was 1.14%. As of December 31, 2008, the 7-day taxable-equivalent yield of the Fund’s Class Y Shares was 1.88%. For current yield information on the Fund, call 1-800-782-8183.

*	Since July 1, 1996, the date the Fund’s Class Y Shares commenced operations.

**	Since November 30, 1994.

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor New York Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees (fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fee	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.08%
Total other expenses:	0.13%

Total Fund operating expenses	0.23%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$24	$74	$130	$293

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

HSBC Investor Prime Money Market Fund

Investment Objective

The investment objective of the HSBC Investor Prime Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing the assets of the Fund in a portfolio of the highest quality debt obligations with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. Highest quality instruments are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be equivalent quality by the Adviser.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund may maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will invest to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

Principal Investment Risks

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Banking Risk: To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor Prime Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31 for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.28%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:	4Q	2000	+1.60%
Worst quarter:	4Q	2003	+0.21%

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper Money Market Funds Average. The Lipper Average is the average of the 30 largest funds in the Lipper Money Market Funds Category. These funds invest in high quality financial instruments rated in top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. You cannot invest directly in a Lipper Average. Fund performance takes into account fee waivers and or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since November 12, 1998*

Class Y	2.63%	3.32%	3.45%	3.48%

Lipper Money Market Funds Average	2.05%	2.73%	2.91%	2.94%**

As of December 31, 2008, the 7-day yield of the Fund’s Class Y Shares was 1.48%. For current yield information on the Fund, call 1-800-782-8183.

*	Since November 12, 1998, the date the Fund’s Class Y Shares commenced operations.

**	Since October 31, 1998.

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor Prime Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees (fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fees	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.07%
Total other expenses:	0.12%

Total Fund operating expense	0.22%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$23	$71	$124	$280

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

HSBC Investor Tax-Free Money Market Fund

Investment Objective

The investment objective of the HSBC Investor Tax-Free Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. Under normal market conditions, the Fund will generally invest in short-term municipal obligations. The Fund’s investments may include variable securities, which have variable interest rates or other features that give them the financial characteristics of short-term debt.

The Fund will invest at least 80% of its net assets in investments, the income from which is exempt from regular federal income tax.

The Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will invest to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

The Fund may invest up to 20% of its net assets in obligations, the interest income on which is subject to federal personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax.

Principal Investment Risks

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Variable Rate Securities Risk: Variable (and floating) rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor Tax-Free Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31 for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.32%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best Quarter:	3Q	2007	+0.86%
Worst Quarter:	1Q	2005	+0.41%

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper Tax-Exempt Money Market Funds Average. The Lipper Average is an average of funds that invest in high quality municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2008)

	1 Year	Since June 8, 2004*

Class Y	2.07%	2.47%

Lipper Tax-Exempt Money Market Funds Average	1.69%	2.23%**

As of December 31, 2008, the 7-day yield of the Fund’s Class Y Shares was 1.33%. As of December 31, 2008, the 7-day taxable-equivalent yield of the Fund’s Class Y Shares was 2.05%. For current yield information on the Fund, call 1-800-782-8183.

*	Since June 8, 2004, the date the Fund’s Class Y Shares commenced operations.

**	Since May 31, 2004.

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees
(fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fee	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.20%
Total other expenses:	0.25%

Total Fund operating expenses	0.35%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$36	$113	$197	$443

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

HSBC Investor U.S. Government Money Market Fund

Investment Objective

The investment objective of the HSBC Investor U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to such obligations.

The Fund invests primarily in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress.

This includes securities of various U.S. Government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury.

The Fund may invest in, among other things, obligations that are supported by the “full faith and credit” of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank).

Principal Investment Risks

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Government Securities Risk: There are different types of U.S. Government securities with different levels of credit risk. Some U.S. Government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. Government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A U.S. Government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

Performance Bar Chart and Table

The bar chart on this page shows the HSBC Investor U.S. Government Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Year-by-Year
Total Returns
as of 12/31
for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.16%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:	4Q	2000	+1.57%
Worst quarter:	3Q	2003	+0.19%

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper U.S. Government Money Market Funds Average. The Lipper Average is an average of funds that invest principally in financial instruments issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities, with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Total Returns
(for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since July 1, 1996*

Class Y	2.05%	3.13%	3.24%	3.62%

Lipper U.S. Government Money Market Funds Average	1.72%	2.68%	2.87%	3.70%**

As of December 31, 2008, the 7-day yield of the Fund’s Class Y Shares was 0.70%. For current yield information on the Fund, call 1-800-782-8183.

*	Since July 1, 1996, the date the Fund’s Class Y Shares commenced operations.

**	Since May 31, 1990.

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor U.S. Government Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees (fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fee	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.07%
Total other expenses:	0.12%

Total Fund operating expenses	0.22%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

Expense Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$23	$71	$124	$280

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses

HSBC Investor U.S. Treasury Money Market Fund

Investment Objective	The investment objective of the HSBC Investor U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, will not enter into loans of its portfolio securities and will not invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

Principal Investment Risks	Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor U.S. Treasury Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.04%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:	1Q	2007	+1.18%
Worst quarter:	4Q	2008	+0.09%

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper U.S. Treasury Money Market Funds Average. The Lipper Average is an average of funds that invest principally in U.S. Treasury obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average. Fund Performance takes into account fee waivers and or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual
Total Returns (for
the periods ended
December 31, 2008)

	1 Year	5 Years	Since May 11, 2001*

Class Y	1.26%	2.70%	2.25%

Lipper U.S. Treasury Money Market Funds Average	1.12%	2.43%	2.00%**

As of December 31, 2008 the 7-day yield of the Fund’s Class Y Shares was 0.13%. For current yield information on the Fund, call 1-800-782-8183.

*	Since May 11, 2001, the date the Fund’s Class Y Shares commenced operations.

**	Since May 31, 2001.

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the U.S. Treasury Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees (fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchase (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fee	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.06%
Total other expenses	0.11%

Total Fund operating expenses	0.21%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses

The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$22	$68	$118	$268

More About Risks and Investment Strategies

General Risk Factors: All Money Market Funds

The Funds expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds’ performance per share will change daily based on many factors, including the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions and general market conditions. The Funds also face interest rate risk that could change the value of your investment. The Funds may invest in short-term securities that, when interest rates decline, affect the Funds’ yields as these securities mature or are sold and the Funds purchase new short-term securities with lower yields. Generally, when interest rates increase, the value of debt instruments that the Funds may own will decrease in value.

An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC Bank or any other bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

As a money market fund, each Fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940. This Rule imposes strict requirements on the investment quality, maturity, and diversification of each Fund’s investments. Under Rule 2a-7, each Fund’s investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund’s portfolio, which may give rise to taxable gains and reduce investment returns.

The Funds (except the U.S. Treasury Money Market Fund) may be subject to credit risks. The Funds could lose money if the issuer of a security owned by the Fund is unable to meet its financial obligations. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a security and in shares of a Fund. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for a Fund to sell.

Each Fund, except for the U.S. Treasury Money Market Fund, may lend securities to qualified broker-dealers, major banks or other recognized domestic institutional borrowers of securities for the purpose of realizing additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities as well as capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts or Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury. This risk does not apply to the U.S. Treasury Money Market Fund which invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

As of September 7, 2008, the Federal Housing Finance Agency has been appointed to be the conservator of Freddie Mac and Fannie Mae for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor current market conditions and develop means to enhance the ability of the entities to meet their obligations.

More About Risks and Investment Strategies

Specific Risk Factors: New York Tax-Free Money Market Fund

Because this Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund’s assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York municipal obligations have experienced periods of financial difficulty. Because a significant share of New York State’s economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York State. To the extent that New York City and other New York localities require the State’s assistance, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment. A more detailed discussion of the risks of investing in New York is included in the SAI.

The Fund is classified as non-diversified and has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers. This makes the Fund’s performance more susceptible to a single economic, political or regulatory event than a diversified fund might be. Changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired. Additionally, the NAV of a non-diversified fund generally is more volatile, and a shareholder may have a greater risk of loss if he or she redeems during a period of high volatility. Lack of broad diversification also may cause the Fund to be more susceptible to economic, political or regulatory events than a diversified fund.

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

Specific Risk Factors: Prime Money Market Fund

The Prime Money Market Fund may invest in U.S. dollar-denominated foreign securities. Foreign investments subject the Fund to investment risks different from those associated with domestic investments. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment, withholding taxes, or a lack of adequate company information or government regulation.

Specific Risk Factors: California Tax-Free Money Market Fund

Because the Fund will concentrate its investments in California, investment in the Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Specifically, the Fund can be affected by political and economic developments within the State of California, and by the financial condition of the state, its public authorities and political subdivisions. These factors, among others, could reduce the credit standing of certain issuers of California municipal obligations. A more detailed discussion of the risks of investing in California is included in the SAI.

More About Risks and Investment Strategies

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

Specific Risk Factors: California Tax-Free Money Market Fund, Prime Money Market Fund, New York Tax-Free Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund

In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33⅓% of Fund assets to qualified broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Specific Risk Factors: U.S. Treasury Money Market Fund

To the extent the Fund invests in repurchase agreements for defensive purposes, it may be subject to market risk and credit risk. To the extent the Fund holds uninvested cash at the Fund’s custodian, the Fund will not be fully pursuing, and may not achieve, its investment objective.

Market risk is the risk that the Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. Credit risk is the risk that the Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of the security, leading to greater volatility in the price of the security and in the value of the Fund’s assets. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc. (the “Adviser”), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract with the HSBC Investor Funds (the “Trust”). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2008, the Adviser managed approximately $31.5 billion in assets in the HSBC Investor Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs pursuant to an Investment Advisory Agreement. The Adviser also provides operational support services to the Funds pursuant to an Operational Support Services Agreement, but these fees are not charged to Class E Shares.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. None of the Funds currently utilize any sub-advisers.

For advisory and operational support services, during the last fiscal year the Funds paid fees (net of fee waivers) as follows:

Percentage of average net assets for Fiscal Year Ended 10/31/09

California Tax-Free Money Market Fund	0.05%

New York Tax-Free Money Market Fund	0.15%

Prime Money Market Fund	0.14%

Tax-Free Money Market Fund	0.00%

U.S. Government Money Market Fund	0.14%

U.S. Treasury Money Market Fund	0.12%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreements of the Funds is available in the April 30, 2009 semi-annual report.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (“Foreside”) serves as the distributor (the “Distributor”) of each Fund’s shares.

The SAI has more detailed information about the Investment Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares
Outstanding

Money Market Funds

The net asset value per share (NAV) of the Funds is determined daily on each day on which U.S. bond markets are open for trading (a “Money Market Business Day”). The NAV is determined at 5:00 p.m. Eastern Time for the HSBC Investor Prime Money Market Fund, at 4:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund, at 2:30 p.m. Eastern Time for the HSBC Investor U.S. Treasury Money Market Fund, and at 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund.

The Funds value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Shares of any Fund purchased on a Money Market Business Day prior to determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for any Fund effected on a Money Market Business Day after the NAV determination for that Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

CLASS E SHARES are offered primarily for investment through portal providers, intermediaries (anyone facilitating the purchase of the Fund by its clients), and institutional direct clients, if they meet the minimum investment.

Shareholder Information

Purchasing and Adding to Your Shares
continued

All purchases must be in U.S. dollars via wire transfer. Checks, money orders, traveler’s checks and credit card convenience checks are not accepted.

A Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.

Investment minimums for any class may be waived, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates.

	Minimum Initial Investment*	Minimum Subsequent Investment*

Class E Shares	$10,000,000	N/A

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

Shareholder Information

Purchasing and Adding to Your Shares continued

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183.Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

Shareholder Information

Purchasing and Adding to Your Shares continued

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Trust discourages market timing and other excessive trading practices. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of fund shares held by longer-term shareholders.

To deter market timing, certain Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the Funds covered in this prospectus. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans.

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Trust cannot guarantee that it will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the Trust cannot guarantee that it will succeed in doing so. Although the Trust attempts to collect redemption fees uniformly, certain omnibus accounts or retirement plans that trade through financial intermediaries may be unable or unwilling to collect the redemption fee from their underlying accounts. Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon each Fund’s request, information regarding their customers and their customer’s transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in format that can be quickly analyzed or evaluated by the Funds. The Trust reserves the right to modify its policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of fund shareholders, or to comply with state or Federal legal requirements.

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is accepted in proper form by a Fund, its transfer agent, or your investment representative.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By mail or overnight service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Write a letter of instruction indicating:

	•	your Fund and account number

	•	amount you wish to redeem

	•	address where your check should be sent

	•	account owner signature

2.	Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your account application. Call 1-800-782-8183 to request a wire transfer.

If you call by the cut-off time for redemptions (5:00 p.m. Eastern Time for the HSBC Investor Prime Money Market Fund, 4:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund, 2:30 p.m. Eastern Time for the HSBC Investor U.S. Treasury Money Market Fund, and 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it will be wired on the following business day. A Fund upon request may, in its sole discretion and subject to the needs of the Fund’s Portfolio Management team, seek to satisfy wire transfer requests on an intraday basis.

The Fund may charge a wire transfer fee.
NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Your bank may charge for this service.

Shareholder Information

Selling Your Shares continued

Redemptions In Writing Required

You must request redemption in writing in the following situations:

1.	Redemptions from Individual Retirement Accounts (“IRAs”).

2.	Redemption requests which include any of the following, require a signature guarantee:

	•	Your account address has changed within the last 15 business days;

	•	The check is not being mailed to the address on your account;

	•	The check is not being made payable to the owner of the account;

	•	The redemption proceeds are being transferred to another Fund account with a different registration; or

	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Delay in Payment of Redemption Proceeds

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Selling Your Shares continued

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Shareholder Information

Shareholder Service Fee

The Fund has adopted a Shareholder Services Plan for Class E Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions. As consideration for services performed under the Shareholder Services Plan, each Shareholder Servicing Agent receives an annual fee of up to 0.10% of the Fund’s average daily net assets attributable to the Fund’s Class E Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to servicing fees borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Because the Funds maintain a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares.

Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

Shareholder Information

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or registered representative at the institution where you have your account.

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Net capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Funds’ SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

•	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

•

A Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

•

Dividends on all Funds are paid monthly. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of a Fund.

•	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

•	Dividends from the Funds are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

•

Dividends attributable to interest income are generally taxable as ordinary income. However, distributions of tax-exempt interest income earned by the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund are expected to be exempt from the regular federal income and New York or California state tax, as applicable.

•

A portion of such tax-exempt interest distributions may be treated as a tax-preference item (or be included in a corporation’s adjusted current earnings) for purposes of the federal and/or state alternative minimum tax. The federal alternative minimum tax is a different method of determining income tax to ensure that taxpayers, who under the ordinary method of computing federal income tax would be entitled to large deductions, pay at least a minimum amount of tax. If a taxpayer’s alternative minimum tax exceeds the taxpayer’s ordinary tax liability, the excess amount of alternative minimum tax must be paid in addition to the taxpayer’s ordinary tax liability. Certain items, called tax-preference items, which are tax-exempt for purposes of computing ordinary federal income tax liability are taxable for alternative minimum tax purposes.

Shareholder Information

Dividends, Distributions and Taxes continued

•

If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

•	Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them.

•

You will be notified by February 15th of each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through 2009.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

•	There is a penalty on certain pre-retirement distributions from retirement accounts.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Investor Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or contact the funds at:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-212-525-5750 or 1-877-244-2424

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington D.C. You can get text-only copies:

•

For a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090 or 1-800-SEC-0330.

•	Free from the Commission’s Website at www.sec.gov.

Investment Company Act File No. 811-04782

[HSB-PU-MME-1209]